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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one):
             [_] is a restatement.
             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stone Harbor Investment Partners LP
Address:  31 West 52/nd/ Street
          16th Floor
          New York, NY 10019

Form 13F File Number: 028-14178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Wilby
Title:  Chief Investment Officer
Phone:  (212) 548-1200

Signature, Place, and Date of Signing:

/s/ Peter J. Wilby  New York, NY                   February 8, 2012
------------------  -----------------------------  ----------------
[Signature]         [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number  Name
--------------------  ----

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                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          36
Form 13F Information Table Value Total (000's):  $94,501

List of Other Included Managers:
No. Form 13F File Number Name
NONE

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                     Form 13F Information Table - Q4 2011

                            TITLE                  MARKET   SHARES/                                 VOTING    VOTING    VOTING
NAME                         OF                     VALUE  PRINCIPAL  SHARES/  INVESTMENT  OTHER   AUTHORITY AUTHORITY AUTHORITY
OF ISSUER                   CLASS          CUSIP   (000'S)  AMOUNT   PRINCIPAL DISCRETION MANAGERS  (SOLE)   (SHARED)   (NONE)
---------            --------------      --------- ------- --------- --------- ---------- -------- --------- --------- ---------
AIRTRAN HLDGS
  INC                NOTE 5.250%11/0     00949PAD0  2,336  1,822,000    PRN       SOLE       0     1,822,000     0         0
AMYLIN
  PHARMACEUTICALS
  INC                NOTE 3.000% 6/1     032346AF5    972  1,085,000    PRN       SOLE       0     1,085,000     0         0
APACHE CORP          PFD CONV SER D      037411808  4,227     78,150    SH        SOLE       0        78,150     0         0
ARCHER DANIELS
  MIDLAND CO         COM                 039483102    753     26,186    SH        SOLE       0        26,186     0         0
CHARTER
  COMMUNICATIONS
  INC D              CL A NEW            16117M305 11,898    209,174    SH        SOLE       0       209,174     0         0
CHENIERE
  ENERGY INC         NOTE 2.250% 8/0     16411RAE9  2,373  2,500,000    PRN       SOLE       0     2,500,000     0         0
COMTECH
  TELECOMMUNICATIONS
  C                  NOTE 3.000% 5/0     205826AF7  2,390  2,250,000    PRN       SOLE       0     2,250,000     0         0
CUMULUS MEDIA
  INC                CL A                231082108    635    192,409    SH        SOLE       0       192,409     0         0
DENDREON CORP        NOTE 2.875% 1/1     24823QAC1  3,245  4,550,000    PRN       SOLE       0     4,550,000     0         0
GILEAD
  SCIENCES INC       NOTE 1.000% 5/0     375558AN3  2,960  2,721,000    PRN       SOLE       0     2,721,000     0         0
HARTFORD FINL
  SVCS GROUP
  INC                DEP CONV PFD        416515708    905     48,110    SH        SOLE       0        48,110     0         0
HERCULES
  OFFSHORE INC       NOTE 3.375% 6/0     427093AD1  3,057  3,405,000    PRN       SOLE       0     3,405,000     0         0
HOLOGIC INC          FRNT 2.000%12/1     436440AA9  1,603  1,675,000    PRN       SOLE       0     1,675,000     0         0
HORNBECK
  OFFSHORE
  SVCS INC N         FRNT 1.625%11/1     440543AE6  1,954  1,950,000    PRN       SOLE       0     1,950,000     0         0
INTEL CORP           SDCV 2.950%12/1     458140AD2    742    707,000    PRN       SOLE       0       707,000     0         0
INTERNATIONAL
  GAME
  TECHNOLOG          NOTE 3.250% 5/0     459902AQ5    621    523,000    PRN       SOLE       0       523,000     0         0
IXIA                 NOTE 3.000%12/1     45071RAB5  3,434  3,500,000    PRN       SOLE       0     3,500,000     0         0
LUCENT
  TECHNOLOGIES
  INC                DBCV 2.875% 6/1     549463AG2  3,173  4,400,000    PRN       SOLE       0     4,400,000     0         0
LUCENT
  TECHNOLOGIES
  INC                DBCV 2.875% 6/1     549463AH0    870    996,000    PRN       SOLE       0       996,000     0         0
LYONDELLBASELL
  INDUSTRIES N       SHS - A -           N53745100  1,968     59,984    SH        SOLE       0        59,984     0         0
METLIFE INC          UNIT 99/99/9999     59156R116  1,829     29,515    SH        SOLE       0        29,515     0         0
MICRON
  TECHNOLOGY
  INC                NOTE 1.875% 6/0     595112AH6  1,628  1,695,000    PRN       SOLE       0     1,695,000     0         0
MOLYCORP INC
  DEL                PFD CONV SER A      608753208    699     12,660    SH        SOLE       0        12,660     0         0
NEWPARK RES INC      NOTE 4.000%10/0     651718AC2  3,015  2,622,000    PRN       SOLE       0     2,622,000     0         0
ON
  SEMICONDUCTOR
  CORP               NOTE 4/1            682189AE5  5,279  5,175,000    PRN       SOLE       0     5,175,000     0         0
ON
  SEMICONDUCTOR
  CORP               NOTE 2.625%12/1     682189AG0  4,028  3,650,000    PRN       SOLE       0     3,650,000     0         0
PDL BIOPHARMA
  INC                NOTE 3.750% 5/0     69329YAC8  1,509  1,500,000    PRN       SOLE       0     1,500,000     0         0
RADIAN GROUP
  INC                NOTE 3.000%11/1     750236AK7    429  1,000,000    PRN       SOLE       0     1,000,000     0         0
RTI INTL
  METALS INC         NOTE 3.000%12/0     74973WAA5  2,958  2,969,000    PRN       SOLE       0     2,969,000     0         0
SAVIENT
  PHARMACEUTICALS
  INC                NOTE 4.750% 2/0     80517QAA8    989  2,000,000    PRN       SOLE       0     2,000,000     0         0
SMITHFIELD
  FOODS INC          NOTE 4.000% 6/3     832248AR9  3,629  2,950,000    PRN       SOLE       0     2,950,000     0         0
TEVA
  PHARMACEUTICAL
  FIN LLC            DBCV 0.250% 2/0     88163VAE9  2,212  2,120,000    PRN       SOLE       0     2,120,000     0         0
TRW AUTOMOTIVE
  INC                NOTE 3.500%12/0     87264MAH2  4,332  3,226,000    PRN       SOLE       0     3,226,000     0         0
TYSON FOODS INC      NOTE 3.250%10/1     902494AP8  4,063  3,025,000    PRN       SOLE       0     3,025,000     0         0
WELLS FARGO &
  CO NEW             PERP PFD CNV A      949746804  4,298      4,093    SH        SOLE       0         4,093     0         0
XILINX INC           SDCV 3.125% 3/1     983919AD3  3,487  3,025,000    PRN       SOLE       0     3,025,000     0         0
                                                   ------
                                         Total     94,501
                                                   ------